Shareholder Report, Line Graph (Details) 197301_Pacer Swan SOS Conservative -October- ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2025
Pacer Swan SOS Conservative (October) ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Pacer Swan SOS Conservative (October) ETF NAV
Accumulated Value	$ 12,683	$ 10,912	$ 9,696	$ 10,171	$ 10,000	$ 14,268
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 13,890	$ 10,064	$ 9,137	$ 10,701	$ 10,000	$ 16,870
S&P 500 Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Price Return Index